OLD MUTUAL ADVISOR FUNDS
OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND
Supplement Dated December 21, 2005
to Class A and C Prospectus Dated October 14, 2005
(as previously supplemented)
This Supplement updates certain information contained in the currently effective Class A and Class C Prospectus of Old Mutual Analytic Defensive Equity Fund (the “Fund”), a series of Old Mutual Advisor Funds, dated October 14, 2005, as previously supplemented. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-888-744-5050 or via the Internet at www.OldMutualCapital.com.
Minimum Investments
The Minimum Investments chart in the Prospectus under the section entitled “Your Investment — Buying Shares” is replaced with the following chart:

Minimum Investments	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gift/Transfer to Minor Accounts	$500	no minimum
IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plan (“SIP”) — I [1]	$500	$25
SIP-II [2]	None	$50
1 If a SIP-I is established, the minimum initial investment for the Fund is $500 along with a monthly systematic additional investment of $25 or more. A SIP-I may be established on any type of account.
2 An investor may establish a SIP-II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP-II may be established on any type of account.
General Policies
The bulleted paragraphs in the section of the Prospectus entitled “Your Investment — General Policies” are replaced with the following:
•	IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Fund is required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. The Fund reserves the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.
•	The Fund may reject purchase orders.

1

•	The Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of the Fund in any 90-day period.

•	When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV per share.

•	SEI Trust Company, the custodian for IRAs and Coverdell Education Savings Accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

•	Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below $1,000. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, or Systematic Investment Plans. The Fund will provide 60 days’ prior notice of the imposition of this fee; the Fund will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•	For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption; your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by the Fund, will not be subject to the minimum account balances as described above.

•	To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your financial advisor or broker-dealer.

2

OLD MUTUAL ADVISOR FUNDS
OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND
Supplement Dated December 21, 2005
to Class Z Prospectus Dated October 14, 2005
(as previously supplemented)
This Supplement updates certain information contained in the currently effective Class Z Prospectus of Old Mutual Analytic Defensive Equity Fund (the “Fund”), a series of Old Mutual Advisor Funds, dated October 14, 2005, as previously supplemented. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-888-744-5050.
Minimum Investments
The Minimum Investments chart in the Prospectus under the section entitled “Your Investment — Buying Shares” is replaced with the following chart:

Minimum Investments	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gift/Transfer to Minor Accounts	$500	no minimum
IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plan (“SIP”) — I [1]	$500	$25
SIP-II [2]	None	$50
1 If a SIP-I is established, the minimum initial investment for the Fund is $500 along with a monthly systematic additional investment of $25 or more. A SIP-I may be established on any type of account.
2 An investor may establish a SIP-II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP-II may be established on any type of account.
General Policies
The bulleted paragraphs in the section of the Prospectus entitled “Your Investment — General Policies” are replaced with the following:
•	IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Fund is required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. The Fund reserves the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

•	The Fund may reject purchase orders.

•	The Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of the Fund in any 90-day period.

1

•	When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Fund’s transfer agent so that you may receive that same day’s NAV per share.

•	SEI Trust Company, the custodian for IRAs and Coverdell Education Savings Accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

•	Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below $1,000. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, or Systematic Investment Plans. The Fund will provide 60 days’ prior notice of the imposition of this fee; the Fund will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•	For non-retirement accounts, if the value of your investment in the Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption; your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of the Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your financial advisor or broker-dealer.

2